Business Segment and Geographical Information - Schedule of Distribution of Depreciation and Amortization by Geographical Area (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Segment Reporting Information [Line Items]
Long-lived assets	$ 525,178	$ 530,481
Ireland
Segment Reporting Information [Line Items]
Long-lived assets	238,817	234,175
Rest of Europe
Segment Reporting Information [Line Items]
Long-lived assets	93,847	88,556
U.S.
Segment Reporting Information [Line Items]
Long-lived assets	134,221	145,391
Rest of World
Segment Reporting Information [Line Items]
Long-lived assets	$ 58,293	$ 62,359